Staff costs (Tables)	12 Months Ended
Dec. 31, 2023
Staff costs
Schedule of staff costs

	2023	2022	2021
Wages and salaries	3,241,641	3,341,014	3,268,209
Social charges and insurances	378,454	397,428	407,944
Value of share-based services (note 14)	1,520,917	3,034,740	946,632
Retirement benefit (note 20)	235,847	279,920	114,353
Total staff costs	5,376,859	7,053,102	4,737,138